Taxes (Details) - Schedule of reconciliation of statutory rate to effective tax rate	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019
Schedule of reconciliation of statutory rate to effective tax rate [Abstract]
China income tax rate	25.00%	25.00%	25.00%
Rate differential	(24.70%)	(10.00%)	15.80%
Permanent difference on non-deductible expenses	0.00%	0.00%	0.10%
Utilization of the Net Operating Loss (“NOL”) from prior years	1.30%	0.00%	(1.70%)
Change in valuation allowance	(1.60%)	(15.00%)	0.00%
Effective tax rate	0.00%	0.00%	39.20%